Warrant Derivative Liability, Fair Value Measurements and Valuation Techniques (Q2) (Details)	Jun. 30, 2019 $ / shares	May 06, 2019 $ / shares	Dec. 31, 2018
Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability			198.1
Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability			2.078
Warrant [Member] | Stock Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability	6.35	6.00
Warrant [Member] | Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability	3.90	3.90
Warrant [Member] | Remaining Term (in Years) [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability	1.45	1.60
Warrant [Member] | Remaining Term (in Years) [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability	1.53	1.68
Warrant [Member] | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability	0.65	0.64
Warrant [Member] | Risk-free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability	0.0198	0.0239